EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Sep. 30, 2025
Retirement Benefits [Abstract]
Schedule of Net Benefit Costs
Net periodic (benefits) costs were as follows:

	Defined Benefits for the Years Ended September 30,			Supplemental Benefits for the Years Ended September 30,
	2025	2024	2023	2025	2024	2023
Net periodic (benefits) costs:
Interest cost	$263	$883	$867	$362	$475	$454
Expected return on plan assets	(390)	(1,160)	(906)	—	—	—
Pension termination settlement	(4,621)	—	—	—	—	—
Amortization of:
Actuarial (gain) loss	(79)	(41)	—	617	505	460
Total net periodic (benefits) costs	$(4,827)	$(318)	$(39)	$979	$980	$914

Schedule of Assumptions Used	The weighted-average assumptions used in determining the net periodic (benefits) costs were as follows:

	Defined Benefits for the Years Ended September 30,			Supplemental Benefits for the Years Ended September 30,
	2025	2024	2023	2025	2024	2023
Discount rate	5.70%	5.30%	5.30%	4.44%	5.23%	5.01%
Expected return on assets	6.50%	6.50%	6.50%	—%	—%	—%

Schedule of Plan Assets and Benefit Obligation of Defined Benefit Plan
Plan assets and benefit obligation of the defined and supplemental benefit plans were as follows:

	Defined Benefits at September 30,		Supplemental Benefits at September 30,
	2025	2024	2025	2024
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	$17,067	$16,099	$10,173	$10,308
Interest cost	263	883	362	475
Benefits paid	(543)	(1,095)	(1,845)	(1,848)
Benefits paid related to pension termination	(15,784)	—	—	—
Actuarial (gain) loss	(1,003)	1,180	878	1,238
Benefit obligation at end of fiscal year	—	17,067	9,568	10,173
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	22,275	19,283	—	—
Actual return on plan assets	152	4,087	—	—
Company contributions	—	—	1,845	1,848
Benefits paid	(543)	(1,095)	(1,845)	(1,848)
Benefits paid related to pension termination	(15,784)	—	—	—
Return of excess plan assets	(6,100)	—	—
Fair value of plan assets at end of fiscal year	—	22,275	—	—
Projected benefit obligation in excess of plan assets	$—	$5,208	$(9,568)	$(10,173)
Amounts recognized in the statement of financial position consist of:
Non-Current Assets	$—	$5,208	$—	$—
Accrued liabilities	—	—	(1,764)	(1,774)
Other liabilities (long-term)	—	—	(7,804)	(8,399)
Total Liabilities	—	5,208	(9,568)	(10,173)
Net actuarial losses	—	(2,229)	6,972	5,979
Deferred taxes	—	468	(1,669)	(2,885)
Total accumulated other comprehensive loss, net of tax	—	(1,761)	5,303	3,094
Net amount recognized at September 30,	$—	$3,447	$(4,265)	$(7,079)
Accumulated benefit obligations	$—	$17,067	$9,568	$10,173
Information for plans with accumulated benefit obligations in excess of plan assets:
ABO	$—	$17,066	$9,568	$10,173
PBO	—	17,066	9,568	10,173
Fair value of plan assets	—	22,274	—	—

Schedule of Weighted Average Assumptions Used in Defined and Supplemental Benefit Obligations
The weighted-average assumptions used in determining the benefit obligations were as follows:

	Defined Benefits at September 30,		Supplemental Benefits at September 30,
	2025	2024	2025	2024
Weighted average discount rate	—%	5.70%	4.24%	4.19%

Schedule of Expected Benefit Payments
Estimated future benefit payments to retirees, which reflect expected future service, are as follows:

For the years ending September 30,	Supplemental Benefits
2026	$1,765
2027	1,589
2028	1,413
2029	1,239
2030	1,074
2031-2035	3,230

Schedule of Actual and Weighted Average Assets Allocation for Qualified Benefit Plans	The weighted-average asset allocation for qualified benefit plans were as follows:

At September 30,
2024
Cash and equivalents	—%
Equity securities	12.1%
Fixed income	66.1%
Other	21.8%
Total	100.0%

Schedule of Fair Value of Pension and Postretirement Plan Assets by Asset Category
The following table presents the fair values of Griffon’s pension and post-retirement plan assets by asset category:

At September 30, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities	$2,692	$—	$—	$2,692
Debt securities	14,724	—	—	14,724
Commingled funds	—	4,859	—	4,859
Total	$17,416	$4,859	$—	$22,275

Employee Stock Ownership Plan (ESOP) Disclosures	The ESOP shares were as follows:

	At September 30,
	2025	2024
Allocated shares	3,977,753	4,234,713
Unallocated shares	—	17,852
Total	3,977,753	4,252,565